Description of Plan - Summary of contribution (Detail) - Collectively Bargained Participants [Member] - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
0 Less Than 34 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	3.00%
35 - 44 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	4.00%
45 - 54 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	5.00%
55 - 64 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	6.00%
65 - 74 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	7.00%
75 - 84 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	8.00%
85 +[Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	9.00%